Share-Based Compensation - Schedule of Changes in Number of Common Shares Underlying Options (Detail) - Stock Options - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended
	Nov. 30, 2017	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Outstanding beginning balance		2,813,000	125,000
Shares granted	125,000	546,500	3,014,000
Shares exercised		(2,600)
Shares forfeited		(30,000)	(326,000)
Shares outstanding ending balance		3,326,900	2,813,000
Shares exercisable		601,600	125,000
Weighted-average exercise price outstanding beginning balance		$ 7.84	$ 11.50
Weighted-average exercise price granted		13.36	7.67
Weighted-average exercise price exercised		7.67
Weighted-average exercise price forfeited		7.67	7.67
Weighted-average exercise price outstanding ending balance	$ 11.50	8.75	7.84
Weighted-average exercise price exercisable		$ 8.45	$ 11.50
Aggregate intrinsic value outstanding			$ 14,080
Aggregate intrinsic value exercisable			$ 169